Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale		¥ 13,385		¥ 13,005	¥ 2,510
Impairment loss on property plant equipment		774		875	16,347
Impairment losses intangible assets				8,808	13,526
Impairment losses on other non current assets		¥ 29,109	$ 4,100	111,308	¥ 114,485
Convenience rate | (per share)		¥ 7.0999	$ 1.00
Accounts receivable	¥ 6,223
Credit losses for prepayment	¥ 85	¥ 21,766		861
Accumulated deficit (in Dollars)		(4,540,848)		¥ (4,529,473)		$ (639,565)	$ 6,308
Reporting units				1	3
Goodwill of impairment				¥ 43,011	¥ 1,504,525
Termination of leases		30,427	$ 4,286	27,347	94,022
Contract liabilities		7,637		11,715
Deferred revenue		5,597		16,605	10,006
Other income		¥ 8,571		6,325	¥ 7,352
Uncertain income tax percentage		50.00%	50.00%
Cash and cash equivalents		¥ 52,913		48,800
Short term borrowings
Total revenue percentage					12.30%
Accounts receivable percentage		10.00%	10.00%	10.00%
Aggregate percentage		46.50%	46.50%	53.20%
Number of suppliers				1
Total cost of revenue		10.00%	10.00%	10.00%	10.00%
Customer One [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		18.00%		17.70%		18.00%
Customers Two [Member]
Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		16.50%		14.00%		16.50%
Equity Method Investments [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage				20.00%
Equity Method Investments [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage				50.00%
Impairment of ROU assets and other long-lived assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment losses on other non current assets		¥ 25,825		¥ 88,620	¥ 71,227